Other Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Loan receivable		$ 55
Transmission infrastructure costs	$ (16)
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Loan receivable	$ 37
Ownership interests	17.00%
Interest	4.55%
Repayments received	$ 18